Dear Variable Annuity Owner:

After several years of poor performance, the U.S. equity markets, as measured by the major indices, showed signs of improvement in the first half of 2003. Stock investors may be responding to many factors including resolution of many uncertainties in the war in Iraq and hoped-for pick up in economic activity that is often expected from fiscal and monetary stimulus. Falling interest rates helped the bond market post positive results, particularly the high yield bond sector. Short term interest rates are at levels not seen since the 1950s, creating challenges for money market funds and subaccounts. While there is still reason for caution in the economic outlook, the positive performance of U.S. equity markets, along with the bond markets, is welcome relief from the downward trend of the past several years.

This booklet is divided into two sections. Each section contains the semiannual report for a component of MEMBERS(R) Variable Annuity II and MEMBERS(R) Choice Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity Account:

     Statements of Assets and Liabilities.......... page 2           Statements of Changes in Net Assets............ page 5
     Statements of Operations...................... page 4           Notes to Financial Statements.................. page 8

The CUNA Mutual Life Variable Annuity Account invests in insurance-dedicated mutual funds. The second section of this booklet contains the semiannual reports for the Ultra Series Fund, the underlying mutual fund. The Ultra Series Fund includes the Money Market Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund, and International Stock Fund.

We appreciate the opportunity you have given us to serve your long term asset accumulation and retirement income goals with MEMBERS Variable Annuity II or MEMBERS Choice Variable Annuity. As always, we believe a long-term perspective and patience are critical to a successful investment strategy. Thank you for the trust you place in us. We will continue to work hard to earn it.

Sincerely,

/s/ Micheal B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (Unaudited)


                                                         MONEY                       HIGH                         GROWTH AND
                                                        MARKET          BOND        INCOME         BALANCED      INCOME STOCK
ASSETS:                                               SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                      ----------     ----------   ----------      ----------      ----------
INVESTMENTS IN ULTRA SERIES FUND:
   (note 2)

Money Market Fund,
   44,360,403 shares at net asset value of
   $1.00 per share (cost $44,360,403)               $ 44,360,403   $         --   $         --   $         --   $         --
Bond Fund,
   12,677,533 shares at net asset value of
   $10.92 per share (cost $133,692,695)                       --    138,382,710             --             --             --

High Income Fund,
   2,267,979 shares at net asset value of
   $9.98 per share (cost $21,762,691)                         --             --     22,624,484             --             --

Balanced Fund,
   7,423,502 shares at net asset value of
   $16.98 per share (cost $133,211,219)                       --             --                   126,038,869             --

Growth and Income Stock Fund,
   3,560,740 shares at net asset value of
   $24.19 per share (cost $97,103,354)                        --             --                                   86,127,623
                                                    ------------   ------------   ------------   ------------   ------------
     Total assets                                     44,360,403    138,382,710     22,624,484    126,038,869     86,127,623
                                                    ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Accrued adverse mortality and
   expense charges                                        43,227        134,278         20,996        122,053         83,025
                                                    ------------   ------------   ------------   ------------   ------------
     Total liabilities                                    43,227        134,278         20,996        122,053         83,025
                                                    ------------   ------------   ------------   ------------   ------------
     Net assets                                     $ 44,317,176   $138,248,432   $ 22,603,488   $125,916,816   $ 86,044,598
                                                    ============   ============   ============   ============   ============
CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
    (note 5)                                        $ 44,302,146   $138,160,111   $ 22,562,387   $125,525,667   $ 85,958,567
Contracts in annuity period
    (note 2 and note 5)                                   15,030         88,321         41,101        391,149         86,031
                                                    ------------   ------------   ------------   ------------   ------------
     Total contract owners' equity                  $ 44,317,176   $138,248,432   $ 22,603,488   $125,916,816   $ 86,044,598
                                                    ============   ============   ============   ============   ============
     Total units outstanding
       (note 5 and note 6)                             4,287,976     11,390,366      1,970,766     14,135,315     11,890,221
                                                    ============   ============   ============   ============   ============
     Net asset value per unit                       $      10.33   $      12.14   $      11.47   $       8.91   $       7.24
                                                    ============   ============   ============   ============   ============



See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                        CAPITAL                     MULTI-CAP
                                                     APPRECIATION      MID-CAP       GROWTH        GLOBAL    INTERNATIONAL
                                                        STOCK           STOCK        STOCK       SECURITIES      STOCK
ASSETS:                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                      ----------     ----------    ----------    ----------    ----------
INVESTMENTS IN ULTRA SERIES FUND:
   (note 2)

Capital Appreciation Stock Fund,
   3,662,804 shares at net asset value of
   $15.90 per share (cost $70,700,172)               $58,232,800   $        --   $        --   $        --   $        --

Mid-Cap Stock Fund,
   3,396,426 shares at net asset value of
   $12.50 per share (cost $44,602,142)                              42,462,601            --            --            --

Multi-Cap Growth Stock Fund,
   3,139,897 shares at net asset value of
   $5.37 per share (cost $17,864,629)                         --                  16,846,963            --            --

Global Securities Fund,
   529,169 shares at net asset value of
   $7.71 per share (cost $4,350,241)                          --            --            --     4,080,270            --

International Stock Fund,
   927,698 shares at net asset value of
   $7.88 per share (cost $7,344,152)                          --            --            --            --     7,311,194
                                                     -----------   -----------   -----------   -----------   -----------
     Total assets                                     58,232,800    42,462,601    16,846,963     4,080,270     7,311,194
                                                     -----------   -----------   -----------   -----------   -----------
LIABILITIES
Accrued adverse mortality and
   expense charges                                        56,468        40,936        15,637         3,975         6,990
                                                     -----------   -----------   -----------   -----------   -----------
     Total liabilities                                    56,468        40,936        15,637         3,975         6,990
                                                     -----------   -----------   -----------   -----------   -----------
     Net assets                                      $58,176,332   $42,421,665   $16,831,326   $ 4,076,295   $ 7,304,204
                                                     ===========   ===========   ===========   ===========   ===========
CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
    (note 5)                                         $58,114,791   $42,382,146   $16,817,508   $ 4,055,227   $ 7,302,200
Contracts in annuity period
    (note 2 and note 5)                                   61,541        39,519        13,818        21,068         2,004
                                                     -----------   -----------   -----------   -----------   -----------
     Total contract owners' equity                   $58,176,332   $42,421,665   $16,831,326   $ 4,076,295   $ 7,304,204
                                                     ===========   ===========   ===========   ===========   ===========
     Total units outstanding
       (note 5 and note 6)                             9,088,894     4,182,882     3,359,866       528,458       940,525
                                                     ===========   ===========   ===========   ===========   ===========
     Net asset value per unit                        $      6.40   $     10.14   $      5.01   $      7.71   $      7.77
                                                     ===========   ===========   ===========   ===========   ===========



See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                            STATEMENTS OF OPERATIONS
                       For Six Months Ended June 30, 2003
                                   (Unaudited)

                                                        MONEY                            HIGH                         GROWTH AND
                                                        MARKET           BOND           INCOME         BALANCED      INCOME STOCK
INVESTMENT INCOME (LOSS):                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------    ------------    ------------    ------------    ------------
  Dividend income                                    $    200,568    $         --    $         --    $         --    $         --
  Adverse mortality and expense charges
   (note 3)                                              (265,984)       (700,322)       (101,609)       (637,989)       (414,324)
                                                     ------------    ------------    ------------    ------------    ------------
  Net investment income (loss)                            (65,416)       (700,322)       (101,609)       (637,989)       (414,324)
                                                     ------------    ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                         --              --              --              --              --
   Proceeds from sale of securities                    19,831,180       3,483,841         652,787       4,679,894       1,376,075
   Cost of securities sold                            (19,831,180)     (3,382,030)       (664,517)     (5,473,627)     (1,834,784)
                                                     ------------    ------------    ------------    ------------    ------------
   Net realized gain (loss) on security
    transactions                                               --         101,811         (11,730)       (793,733)       (458,709)
  Net change in unrealized appreciation
   or depreciation on investments                              --       3,546,533       1,753,412       8,683,765       7,209,056
                                                     ------------    ------------    ------------    ------------    ------------
   Net gain (loss) on investments                              --       3,648,344       1,741,682       7,890,032       6,750,347
                                                     ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations                              ($65,416)   $  2,948,022    $  1,640,073    $  7,252,043    $  6,336,023
                                                     ============    ============    ============    ============    ============


                                                        CAPITAL                       MULTI-CAP
                                                     APPRECIATION      MID-CAP         GROWTH           GLOBAL       INTERNATIONAL
                                                        STOCK           STOCK           STOCK         SECURITIES        STOCK
INVESTMENT INCOME (LOSS):                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------    ------------    ------------    ------------    ------------
  Dividend income                                    $         --    $        --     $         --    $         --    $         --
  Adverse mortality and expense charges
   (note 3)                                              (285,423)       (205,004)        (72,996)        (19,860)        (34,071)
                                                     ------------    ------------    ------------    ------------    ------------
  Net investment income (loss)                           (285,423)       (205,004)        (72,996)        (19,860)        (34,071)
                                                     ------------    ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                         --              --              --              --              --
   Proceeds from sale of securities                     1,900,838       1,399,252         396,629         246,288         234,463
   Cost of securities sold                             (2,685,260)     (1,729,361)       (506,565)       (301,049)       (258,897)
                                                     ------------    ------------    ------------    ------------    ------------
   Net realized gain (loss) on security
    transactions                                         (784,422)       (330,109)       (109,936)        (54,761)        (24,434)
  Net change in unrealized appreciation
   or depreciation on investments                       6,948,561       4,437,517       2,059,858         467,861         645,359
                                                     ------------    ------------    ------------    ------------    ------------
   Net gain (loss) on investments                       6,164,139       4,107,408       1,949,922         413,100         620,925
                                                     ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations                          $  5,878,716    $  3,902,404    $  1,876,926    $    393,240    $    586,854
                                                     ============    ============    ============    ============    ============


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                       STATEMENTS OF CHANGES IN NET ASSETS
       For Six Months Ended June 30, 2003 and Year Ended December 31, 2002
                                   (Unaudited)

                                                           MONEY MARKET SUBACCOUNT                BOND SUBACCOUNT
OPERATIONS:                                                  2003             2002              2003            2002
                                                             ----             ----              ----            ----
  Net investment income (loss)                            ($65,416)   $     138,264        ($700,322)    $   3,339,315
  Net realized gain (loss) on
   security transactions                                         --               --          101,811           33,715
  Net change in unrealized appreciation
   or depreciation on investments                                --               --        3,546,533        1,676,428
                                                      -------------    -------------    -------------    -------------
    Change in net assets from operations                    (65,416)         138,264        2,948,022        5,049,458
                                                      -------------    -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                           35,518,186       91,498,649       71,153,696      116,027,098
  Cost of units repurchased                             (36,118,572)     (75,182,410)     (42,867,011)     (46,821,742)
  Actuarial adjustments for mortality
   experience on annuities in payment period                     --           (9,278)             176          (23,175)
  Annuity benefit payments                                     (540)          (1,017)          (3,126)          (2,155)
                                                      -------------    -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                                      (600,926)      16,305,944       28,283,735       69,180,026
                                                      -------------    -------------    -------------    -------------
Increase (decrease) in net assets                          (666,342)      16,444,208       31,231,757       74,229,484
NET ASSETS:
  Beginning of period                                    44,983,518       28,539,310      107,016,675       32,787,191
                                                      -------------    -------------    -------------    -------------
  End of period                                       $  44,317,176    $  44,983,518    $ 138,248,432    $ 107,016,675
                                                      =============    =============    =============    =============


                                                       HIGH INCOME STOCK SUBACCOUNT            BALANCED SUBACCOUNT
OPERATIONS:                                                 2003             2002              2003            2002
                                                            ----             ----              ----            ----
  Net investment income (loss)                            ($101,609)   $     817,808        ($637,989)   $   2,246,693
  Net realized gain (loss) on
   security transactions                                    (11,730)         (36,506)        (793,733)        (622,323)
  Net change in unrealized appreciation
   or depreciation on investments                         1,753,412         (493,976)       8,683,765      (13,496,593)
                                                      -------------    -------------    -------------    -------------
    Change in net assets from operations                  1,640,073          287,326        7,252,043      (11,872,223)
                                                      -------------    -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                           13,255,928       16,330,259       53,140,740      108,442,290
  Cost of units repurchased                              (7,286,961)      (8,756,507)     (40,615,735)     (55,911,910)
  Actuarial adjustments for mortality
   experience on annuities in payment period                     21           (9,483)             466           (3,910)
  Annuity benefit payments                                   (3,073)          (1,203)         (16,959)         (13,481)
                                                      -------------    -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                                     5,965,915        7,563,066       12,508,512       52,512,989
                                                      -------------    -------------    -------------    -------------
Increase (decrease) in net assets                         7,605,988        7,850,392       19,760,555       40,640,766
NET ASSETS:
  Beginning of period                                    14,997,500        7,147,108      106,156,261       65,515,495
                                                      -------------    -------------    -------------    -------------
  End of period                                       $  22,603,488    $  14,997,500    $ 125,916,816    $ 106,156,261
                                                      =============    =============    =============    =============




See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
       For Six Months Ended June 30, 2003 and Year Ended December 31, 2002
                                   (Unaudited)

                                                    GROWTH AND INCOME STOCK SUBACCOUNT   CAPITAL APPRECIATION STOCK SUBACCOUNT
OPERATIONS:                                                   2003           2002                  2003            2002
                                                              ----           ----                  ----            ----
  Net investment income (loss)                            ($414,324)   $    299,227             ($285,423)      ($357,208)
  Net realized gain (loss) on
   security transactions                                   (458,709)       (725,809)             (784,422)       (643,043)
  Net change in unrealized appreciation
   or depreciation on investments                         7,209,056     (15,954,953)            6,948,561     (15,342,776)
                                                       ------------    ------------          ------------    ------------
    Change in net assets from operations                  6,336,023     (16,381,535)            5,878,716     (16,343,027)
                                                       ------------    ------------          ------------    ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                           40,843,085      80,050,246            28,514,286      57,995,724
  Cost of units repurchased                             (29,024,009)    (43,323,654)          (22,327,380)    (31,109,313)
  Actuarial adjustments for mortality
   experience on annuities in payment period                   (105)           (413)                    5            (495)
  Annuity benefit payments                                   (4,534)        (16,162)               (3,839)        (12,708)
                                                       ------------    ------------          ------------    ------------
   Change in net assets from capital
    unit transactions                                    11,814,437      36,710,017             6,183,072      26,873,208
                                                       ------------    ------------          ------------    ------------
Increase (decrease) in net assets                        18,150,460      20,328,482            12,061,788      10,530,181
NET ASSETS:
  Beginning of period                                    67,894,138      47,565,656            46,114,544      35,584,363
                                                       ------------    ------------          ------------    ------------
  End of period                                        $ 86,044,598    $ 67,894,138          $ 58,176,332    $ 46,114,544
                                                       ============    ============          ============    ============


                                                         MID-CAP STOCK SUBACCOUNT        MULTI-CAP GROWTH STOCK SUBACCOUNT
OPERATIONS:                                                   2003           2002                  2003            2002
                                                              ----           ----                  ----            ----
  Net investment income (loss)                            ($205,004)      ($159,444)             ($72,996)      ($103,340)
  Net realized gain (loss) on
   security transactions                                   (330,109)        431,412              (109,936)       (248,907)
  Net change in unrealized appreciation
   or depreciation on investments                         4,437,517      (7,109,098)            2,059,858      (2,254,233)
                                                       ------------    ------------          ------------    ------------
    Change in net assets from operations                  3,902,404      (6,837,130)            1,876,926      (2,606,480)
                                                       ------------    ------------          ------------    ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                           19,027,711      40,072,440             8,376,338      12,403,472
  Cost of units repurchased                             (14,498,636)    (19,823,921)           (4,627,718)     (6,252,250)
  Actuarial adjustments for mortality
   experience on annuities in payment period                     44            (746)                   51            (378)
  Annuity benefit payments                                   (1,935)        (14,770)                 (636)         (7,752)
                                                       ------------    ------------          ------------    ------------
   Change in net assets from capital
    unit transactions                                     4,527,184      20,233,003             3,748,035       6,143,092
                                                       ------------    ------------          ------------    ------------
Increase (decrease) in net assets                         8,429,588      13,395,873             5,624,961       3,536,612
NET ASSETS:
  Beginning of period                                    33,992,077      20,596,204            11,206,365       7,669,753
                                                       ------------    ------------          ------------    ------------
  End of period                                        $ 42,421,665    $ 33,992,077          $ 16,831,326    $ 11,206,365
                                                       ============    ============          ============    ============


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
       For Six Months Ended June 30, 2003 and Year Ended December 31, 2002
                                   (Unaudited)

                                              GLOBAL SECURITIES SUBACCOUNT       INTERNATIONAL STOCK SUBACCOUNT
OPERATIONS:                                          2003           2002                 2003           2002
                                                     ----           ----                 ----           ----
  Net investment income (loss)                    ($19,860)      ($19,698)            ($34,071)       ($1,558)
  Net realized gain (loss) on
   security transactions                           (54,761)       (65,866)             (24,434)       (27,560)
  Net change in unrealized appreciation
   or depreciation on investments                  467,861       (707,114)             645,359       (400,213)
                                               -----------    -----------          -----------    -----------
    Change in net assets from operations           393,240       (792,678)             586,854       (429,331)
                                               -----------    -----------          -----------    -----------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                   3,045,531      4,333,952            4,209,321      6,750,834
  Cost of units repurchased                     (2,427,362)    (3,001,204)          (2,821,117)    (4,068,216)
  Actuarial adjustments for mortality
   experience on annuities in payment period            30             60                    4           (304)
  Annuity benefit payments                          (1,692)          (846)                 (84)        (5,185)
                                               -----------    -----------          -----------    -----------
   Change in net assets from capital
    unit transactions                              616,507      1,331,962            1,388,124      2,677,129
                                               -----------    -----------          -----------    -----------
Increase (decrease) in net assets                1,009,747        539,284            1,974,978      2,247,798
NET ASSETS:
  Beginning of period                            3,066,548      2,527,264            5,329,226      3,081,428
                                               -----------    -----------          -----------    -----------
  End of period                                $ 4,076,295    $ 3,066,548          $ 7,304,204    $ 5,329,226
                                               ===========    ===========          ===========    ===========


See accompanying notes to financial statements.

                   CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                          NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares) or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, a management investment company of the series type. It is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or their funds by the SEC.

     Ultra Series Fund currently has ten funds available as investment options under the Contracts. It may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  FEES AND CHARGES

     Contract Charges

     SURRENDER CHARGE/CONTINGENT DEFERRED SALES CHARGE (MEMBERS VARIABLE ANNUITY II ONLY). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

     ANNUAL RIDER CHARGES. The Company deducts a charge on each contract anniversary for each of two optional death benefit riders. For contracts issued prior to May 1, 2003, the charge is 0.15% of the average monthly contract value for the prior contract year.(1)

     TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15%.

(4)  INVESTMENT TRANSACTIONS

     The cost of shares purchased, including reinvestment of dividend distributions, during the six months ended June 30, 2003, was as follows:

     Money Market Fund.......................................  $19,163,241
     Bond Fund...............................................   31,097,727
     High Income Fund........................................    6,523,373
     Balanced Fund...........................................   16,566,469
     Growth and Income Stock Fund............................   12,790,674
     Capital Appreciation Stock Fund.........................    7,808,348
     Mid-Cap Stock Fund......................................    5,728,061
     Multi-Cap Growth Stock Fund.............................    4,076,387
     Global Securities Fund..................................      843,851
     International Stock Fund................................    1,590,286

(1) For contracts issued on or after May 1, 2003, the charge for one of these riders is 0.15%. The charge for the other is 0.20%.

(5)  ACCUMULATION UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in accumulation units of each subaccount of the Variable Account for the year ended December 31, 2002, and the six-month period ended June 30, 2003, were as follows:

                                                          MONEY                           HIGH                     GROWTH AND
                                                         MARKET          BOND           INCOME        BALANCED    INCOME STOCK
                                                       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                       ----------     ----------      ----------     ----------    ----------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:

Outstanding at December 31, 2001                         2,766,278      2,969,752        696,051      6,878,166      5,518,625
Sold                                                     8,854,540     10,158,882      1,598,640     12,292,410     10,577,378
Repurchased                                             (7,276,325)    (4,101,650)      (862,484)    (6,506,502)    (5,937,241)
                                                       -----------    -----------    -----------    -----------    -----------
Outstanding at December 31, 2002                         4,344,493      9,026,984      1,432,207     12,664,074     10,158,762
Sold                                                     3,433,628      5,926,076      1,203,871      6,287,990      6,111,785
Repurchased                                             (3,491,600)    (3,569,804)      (668,895)    (4,860,649)    (4,392,209)
                                                       -----------    -----------    -----------    -----------    -----------
Outstanding at June 30, 2003                             4,286,521     11,383,256      1,967,183     14,091,415     11,878,338
                                                       -----------    -----------    -----------    -----------    -----------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2001                                --            428            261          4,806          4,806
Sold                                                         2,504          9,113          2,596         28,829          5,734
Repurchased                                                   (997)        (2,185)        (1,035)        (2,112)        (2,400)
                                                       -----------    -----------    -----------    -----------    -----------
Outstanding at December 31, 2002                             1,507          7,356          1,822         31,523          8,140
Sold                                                             2             23          2,049         14,457          4,469
Repurchased                                                    (54)          (269)          (288)        (2,080)          (726)
                                                       -----------    -----------    -----------    -----------    -----------
Outstanding at June 30, 2003                                 1,455          7,110          3,583         43,900         11,883
                                                       -----------    -----------    -----------    -----------    -----------

Total units outstanding June 30, 2003                    4,287,976     11,390,366      1,970,766     14,135,315     11,890,221
                                                       ===========    ===========    ===========    ===========    ===========


                                                           CAPITAL                     MULTI-CAP
                                                        APPRECIATION    MID-CAP         GROWTH         GLOBAL     INTERNATIONAL
                                                          STOCK          STOCK          STOCK        SECURITIES       STOCK
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       -----------    -----------    -----------    -----------    -----------
Outstanding at December 31, 2001                         4,204,773      1,833,419      1,291,757        279,950        392,251
Sold                                                     8,777,305      3,881,858      2,602,762        542,533        898,202
Repurchased                                             (4,940,000)    (2,006,072)    (1,340,287)      (384,286)      (542,965)
                                                       -----------    -----------    -----------    -----------    -----------
Outstanding at December 31, 2002                         8,042,078      3,709,205      2,554,232        438,197        747,488
Sold                                                     4,891,764      2,061,913      1,843,268        441,327        590,085
Repurchased                                             (3,854,564)    (1,592,133)    (1,040,392)      (353,798)      (397,305)
                                                       -----------    -----------    -----------    -----------    -----------
Outstanding at June 30, 2003                             9,079,278      4,178,985      3,357,108        525,726        940,268
                                                       -----------    -----------    -----------    -----------    -----------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2001                             5,014          2,961          1,976            100          1,033
Sold                                                         2,391          1,730          2,789          1,258              5
Repurchased                                                 (2,255)        (1,632)        (1,875)          (106)          (769)
                                                       -----------    -----------    -----------    -----------    -----------
Outstanding at December 31, 2002                             5,150          3,059          2,890          1,252            269
Sold                                                         5,147          1,056             17          1,728              2
Repurchased                                                   (681)          (218)          (149)          (248)           (14)
                                                       -----------    -----------    -----------    -----------    -----------
Outstanding at June 30, 2003                                 9,616          3,897          2,758          2,732            257
                                                       -----------    -----------    -----------    -----------    -----------

Total units outstanding June 30, 2003                    9,088,894      4,182,882      3,359,866        528,458        940,525
                                                       ===========    ===========    ===========    ===========    ===========

(6)  CONDENSED FINANCIAL INFORMATION

     The table below gives per unit information about the financial history of each subaccount for each period.


                                             MONEY MARKET                BOND                 HIGH INCOME             BALANCED
                                              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT          STOCK SUBACCOUNT
                                              ----------              ----------              ----------          ----------------
     UNIT VALUE:                            2003       2002         2003       2002         2003       2002       2003       2002
                                            ----       ----         ----       ----         ----       ----       ----       ----
       Beginning of period               $  10.35   $  10.32     $  11.85   $  11.04     $  10.46   $  10.26    $  8.36   $   9.52

       End of period                        10.33      10.35        12.14      11.85        11.47      10.46       8.91       8.36

     NET ASSETS AT END OF PERIOD (000S)    44,317     44,984      138,248    107,017       22,603     14,998    125,917    106,156

     UNITS OUTSTANDING AT END OF
       PERIOD (000S)                        4,288      4,346       11,390      9,034        1,971      1,434     14,135     12,696

     TOTAL RETURN (1)                       (0.19%)     0.29%        2.45%      7.34%        9.66%      1.95%      6.58%    (12.18%)

     INVESTMENT INCOME RATIO (2)             0.43%      1.48%        0.00%      6.08%        0.00%      8.45%      0.00%      3.61%

     EXPENSE RATIO (3)                       1.15%      1.15%        1.15%      1.15%        1.15%      1.15%      1.15%      1.15%


                                           GROWTH AND INCOME     CAPITAL APPRECIATION           MID-CAP           MULTI-CAP GROWTH
                                           STOCK SUBACCOUNT        STOCK SUBACCOUNT        STOCK SUBACCOUNT       STOCK SUBACCOUNT
                                           ----------------        ----------------        ----------------       ----------------
     UNIT VALUE:                            2003       2002         2003       2002         2003       2002       2003       2002
                                            ----       ----         ----       ----         ----       ----       ----       ----
       Beginning of period               $   6.68   $   8.61     $   5.73   $   8.45     $   9.16   $  11.22    $  4.38   $   5.93

       End of period                         7.24       6.68         6.40       5.73        10.14       9.16       5.01       4.38

     NET ASSETS AT END OF PERIOD (000S)    86,045     67,894       58,176     46,115       42,422     33,992     16,831     11,206

     UNITS OUTSTANDING AT END OF
       PERIOD (000S)                       11,890     10,167        9,089      8,047        4,183      3,712      3,360      2,557

     TOTAL RETURN (1)                        8.38%    (22.42%)      11.69%    (32.19%)      10.70%    (18.36%)    14.38%    (26.14%)

     INVESTMENT INCOME RATIO (2)             0.00%      1.64%        0.00%      0.29%        0.00%      0.61%      0.00%      0.01%

     EXPENSE RATIO (3)                       1.15%      1.15%        1.15%      1.15%        1.15%      1.15%      1.15%      1.15%



                                             GLOBAL SECURITIES         INTERNATIONAL
                                               SUBACCOUNT            STOCK SUBACCOUNT
                                               ----------            ----------------

     UNIT VALUE:                             2003       2002         2003       2002
                                             ----       ----         ----       ----
       Beginning of period                 $  6.98    $  9.02      $  7.13    $  7.84

       End of period                          7.71       6.98         7.77       7.13

     NET ASSETS AT END OF PERIOD (000S)      4,076      3,067        7,304      5,329

     UNITS OUTSTANDING AT END OF
       PERIOD (000S)                           528        439          941        748

     TOTAL RETURN (1)                        10.46%    (22.62%)       8.98%     (9.06%)

     INVESTMENT INCOME RATIO (2)              0.00%      0.49%        0.00%      1.11%

     EXPENSE RATIO (3)                        1.15%      1.15%        1.15%      1.15%


  (1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

  (2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

 (3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.